Financial Risks - Schedule of Credit Risk Concentration - Government Bonds (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 9,253	€ 10,906
Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,040	5,781
United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	374	964
Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,106	1,158
Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,027	1,094
Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	949	938
France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,329	1,255
Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,397	4,261
Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	413	405
Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	787	786
Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	298	294
Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	623	568
Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	730	809
Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	30	30
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	27,356	29,249
Americas [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,891	10,501
Americas [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	3
Americas [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	103	133
Americas [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	580	652
Americas [member] | Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	30	30
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,607	11,319
The Netherlands [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		32
The Netherlands [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,040	5,777
The Netherlands [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,102	1,154
The Netherlands [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,000	1,065
The Netherlands [member] | Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	949	938
The Netherlands [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,292	1,216
The Netherlands [member] | Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,397	4,233
The Netherlands [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	786	785
The Netherlands [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	89	89
The Netherlands [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	264	205
The Netherlands [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	30	36
The Netherlands [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	15,948	15,531
United Kingdom [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	356	946
United Kingdom [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	21	23
United Kingdom [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	33	34
United Kingdom [member] | Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		28
United Kingdom [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28	29
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	438	1,060
Central & Eastern Europe [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Central & Eastern Europe [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	410	402
Central & Eastern Europe [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	2
Central & Eastern Europe [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	236	198
Central & Eastern Europe [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	650	603
Spain & Portugal [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4
Spain & Portugal [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	4
Spain & Portugal [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6	6
Spain & Portugal [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	5
Spain & Portugal [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Spain & Portugal [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	206	203
Spain & Portugal [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11	16
Spain & Portugal [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	14
Spain & Portugal [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	238	253
Asia [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	362	372
Asia [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9	17
Asia [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	86	77
Asia [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	457	466
Asset management [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17	17
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 17	€ 17